UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number: (811- 02280 )

Exact name of registrant as specified in charter: Putnam Convertible Income-Growth Trust

Address of principal executive offices: One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Beth S. Mazor, Vice President
One Post Office Square
Boston, Massachusetts 02109

Copy to:	John W. Gerstmayr, Esq.
Ropes & Gray LLP
One International Place
Boston, Massachusetts 02110

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end: October 31, 2007

Date of reporting period: July 31, 2007

Item 1. Schedule of Investments:

Putnam Convertible Income-Growth Trust
The fund's portfolio
7/31/07 (Unaudited)

CONVERTIBLE BONDS AND NOTES (71.1%)(a)

	Principal amount	Value

Aerospace and Defense (2.4%)
Lockheed Martin Corp. cv. sr. notes FRN 5.11s, 2033	$7,800,000	$10,947,300
Triumph Group, Inc. 144A cv. sr. sub. notes 2 5/8s,
2026	5,000,000	7,562,500
		18,509,800

Airlines (0.7%)
Pinnacle Airlines Corp. cv. sr. notes 3 1/4s, 2025	3,700,000	4,999,625

Automotive (1.0%)
United Auto Group, Inc. 144A cv. sr. sub. notes
3 1/2s, 2026	7,800,000	7,926,750

Banking (0.7%)
Boston Private Financial Holdings, Inc. 144A cv. sr.
unsec. notes 3s, 2027	5,000,000	4,927,900

Beverage (1.5%)
Molson Coors Brewing Co. cv. sr. unsec. notes 2 1/2s,
2013	11,500,000	11,758,750

Biotechnology (7.1%)
Amgen, Inc. 144A cv. sr. notes 3/8s, 2013	10,000,000	8,812,500
Amylin Pharmaceuticals, Inc. 144A cv. sr. notes 3s,
2014	6,000,000	6,127,500
BioMarin Pharmaceuticals, Inc. cv. sr. sub. notes
1 7/8s, 2017	4,000,000	4,205,000
Cubist Pharmaceuticals, Inc. cv. sub. notes 2 1/4s,
2013	6,000,000	5,872,500
Genzyme Corp. (General Division) cv. sr. notes 1 1/4s,
2023	7,900,000	8,344,375
Integra LifeSciences Holdings 144A cv. sr. notes
2 3/4s, 2010	8,000,000	7,860,000
Kendle International, Inc. cv. sr. notes 3 3/8s, 2012	6,000,000	6,105,000
MannKind Corp. cv. sr. unsec. notes 3 3/4s, 2013	3,500,000	3,093,120
MGI Pharma, Inc. 144A cv. sr. sub. notes
stepped-coupon 1.682s (zero %, 3/2/11) 2024 (STP)	5,350,000	3,845,313
		54,265,308

Coal (2.0%)
International Coal Group, Inc. 144A cv. company
guaranty 9s, 2012	14,900,000	15,086,250

Commercial and Consumer Services (1.9%)
Dollar Financial Corp. 144A cv. sr. notes 2 7/8s, 2027	6,000,000	5,355,300
Euronet Worldwide, Inc. cv. debs. 3 1/2s, 2025	2,100,000	1,984,500
Euronet Worldwide, Inc. 144A cv. debs. 3 1/2s, 2025	3,400,000	3,213,000
Live Nation, Inc. 144A cv. sr. notes 2 7/8s, 2027	4,000,000	3,902,520
		14,455,320

Communications Equipment (0.8%)
Arris Group, Inc. cv. sr. unsec. notes 2s, 2026	5,000,000	5,686,850

Computers (5.6%)
Anixter International, Inc. 144A cv. sr. notes 1s, 2013	9,400,000	13,066,000
Cray, Inc. cv. sr. sub. notes 3s, 2024	2,000,000	1,817,500
Cray, Inc. 144A cv. sr. sub. notes 3s, 2024	4,600,000	4,180,250
EMC Corp. 144A cv. sr. notes 1 3/4s, 2013	10,000,000	13,062,500
L-1 Identity Solutions, Inc. 144A cv. sr. notes
3 3/4s, 2027	5,870,000	5,366,888
SPSS, Inc. 144A cv. sub. notes 2 1/2s, 2012	4,800,000	5,358,000
		42,851,138

Consumer Goods (0.8%)
Chattem, Inc. cv. sr. notes 1 5/8s, 2014	3,100,000	2,942,210
Chattem, Inc. 144A cv. sr. notes 1 5/8s, 2014	3,000,000	2,846,250
		5,788,460

Consumer Services (0.7%)
FTI Consulting, Inc. 144A cv. sr. sub. notes 3 3/4s,
2012	3,600,000	5,364,000

Electric Utilities (1.0%)
CenterPoint Energy, Inc. cv. unsec. sub. notes FRN 2s,
2029	204,900	7,398,939

Electrical Equipment (0.6%)
WESCO International, Inc. cv. sr. debs. Ser. *,
2 5/8s, 2025	400,000	553,500
WESCO International, Inc. 144A cv. sr. debs. 2 5/8s,

2025	2,900,000	4,012,875
		4,566,375

Electronics (6.5%)
General Cable Corp. cv. company guaranty 7/8s, 2013	5,700,000	9,540,375
Intel Corp. 144A cv. sub. bonds 2.95s, 2035	10,700,000	10,392,375
Itron, Inc. cv. sr. sub. notes 2 1/2s, 2026	4,900,000	6,670,125
Liberty Media Corp. cv. sr. notes 3 1/2s, 2031	6,900,000	5,479,021
LSI Logic Corp. cv. sub. notes 4s, 2010	7,400,000	7,113,250
RF Micro Devices, Inc. 144A cv. sub. notes 1s, 2014	4,500,000	4,545,000
Tektronix, Inc. 144A cv. sr. notes 1 5/8s, 2012	6,000,000	5,895,000
		49,635,146

Energy (1.5%)
Global Industries, Ltd. 144A cv. unsec. notes 2 3/4s,
2027	6,000,000	5,790,000
Parker Drilling Co. cv. company guaranty 2 1/8s, 2012	6,000,000	5,820,000
		11,610,000

Energy (Other) (0.9%)
Covanta Holding Corp. cv. sr. debs. 1s, 2027	3,700,000	3,593,625
Suntech Power Holdings Co., Ltd. 144A cv. sr. notes
1/4s, 2012 (Cayman Islands)	3,500,000	3,640,000
		7,233,625

Entertainment (1.9%)
Lions Gate Entertainment Corp. cv. sr. sub. bonds
stepped-coupon 3 5/8s (3 1/8s, 3/15/12) 2025 (Canada)
(STP)	1,300,000	1,335,750
Lions Gate Entertainment Corp. 144A cv. sr. sub. Bonds
stepped-coupon 3 5/8s (3 1/8s, 3/15/12) 2025 (Canada)
(STP)	5,800,000	5,959,500
Macrovision Corp. cv. sr. notes 2 5/8s, 2011	3,600,000	3,834,000
Macrovision Corp. 144A cv. sr. notes 2 5/8s, 2011	3,000,000	3,195,000
		14,324,250

Gaming & Lottery (0.7%)
Scientific Games Corp. 144A cv. company guaranty 3/4s,
2024	4,400,000	5,549,500

Health Care Services (1.4%)
Dendreon Corp. 144A cv. sr. sub. notes 4 3/4s, 2014	4,000,000	3,770,000
LifePoint Hospitals, Inc. cv. sr. sub. notes 3 1/2s,
2014	4,000,000	3,505,000
United Therapeutics Corp. 144A cv. sr. notes 1/2s, 2011	3,500,000	3,714,375
		10,989,375

Investment Banking/Brokerage (0.5%)
KKR Financial Holdings, LLC 144A cv. sr. unsec. notes
7s, 2012	3,880,000	3,569,600

Lodging/Tourism (1.1%)
Carnival Corp. cv. debs. 2s, 2021 (Panama)	7,000,000	8,146,250

Manufacturing (0.9%)
Trinity Industries, Inc. cv. sub. notes 3 7/8s, 2036	7,000,000	7,175,000

Media (1.0%)
Walt Disney Co. (The) cv. sr. notes 2 1/8s, 2023	6,800,000	7,905,000

Medical Technology (4.0%)
AtheroGenics cv. sr. notes 1 1/2s, 2012	1,310,000	469,963
AtheroGenics 144A cv. sr. notes 1 1/2s, 2012	3,720,000	1,334,550
China Medical Technologies, Inc. 144A cv. sr. sub.
notes 3 1/2s, 2011 (China)	3,500,000	4,191,250
Cytyc Corp. 144A cv. sr. notes 2 1/4s, 2024	3,000,000	4,286,250
EPIX Medical, Inc. cv. sr. notes 3s, 2024	3,300,000	2,508,000
EPIX Medical, Inc. 144A cv. sr. notes 3s, 2024	4,300,000	3,268,000
Invacare Corp. 144A cv. sr. sub. debs 4 1/8s, 2027	3,500,000	3,562,853
Medtronic, Inc. cv. sr. notes 1 5/8s, 2013	2,200,000	2,293,500
Medtronic, Inc. 144A cv. sr. notes 1 5/8s, 2013	8,500,000	8,861,250
		30,775,616

Oil & Gas (1.5%)
Delta Petroleum Corp. cv. sr. unsec. notes 3 3/4s, 2037	5,900,000	5,472,250
McMoran Exploration Co. cv. sr. notes 5 1/4s, 2011	5,500,000	6,180,625
		11,652,875

Pharmaceuticals (4.4%)
Alza Corp. cv. sub. debs. zero %, 2020	11,400,000	9,476,250
CV Therapeutics, Inc. cv. sub. notes 3 1/4s, 2013	8,609,000	7,080,903
Mylan Laboratories, Inc. cv. company guaranty 1 1/4s,
2012	7,000,000	6,300,000
Wyeth cv. unsec. unsub. notes FRN 4.886s, 2024	9,700,000	10,299,460
		33,156,613

Real Estate (2.6%)
Alexandria Real Estate Equities, Inc. 144A cv. sr.

notes 3.7s, 2027 (R)	4,000,000	3,795,000
Corporate Office Properties LP 144A cv. company
guaranty 3 1/2s, 2026 (R)	3,400,000	3,187,500
Forest City Enterprises, Inc. cv. notes 3 5/8s, 2011
(R)	3,100,000	3,148,980
Forest City Enterprises, Inc. 144A cv. notes 3 5/8s,
2011 (R)	3,500,000	3,555,300
Sunstone Hotel Partnership, LLC 144A cv. company
guaranty 4.6s, 2027 (R)	6,200,000	5,904,217
		19,590,997

Retail (2.2%)
Charming Shoppes 144A cv. unsec. notes 1 1/8s, 2014	3,800,000	3,163,500
Nash Finch Co. cv. sr. sub. notes stepped-coupon
1.631s (zero %, 3/15/13) 2035 (STP)	6,447,000	3,086,501
Nash Finch Co. 144A cv. sr. sub. notes stepped-coupon
1.631s (zero %, 3/15/13) 2035 (STP)	8,500,000	4,069,375
Pantry, Inc. (The) cv. sr. sub. notes 3s, 2012	4,400,000	4,290,000
Pantry, Inc. (The) 144A cv. sr. sub. notes 3s, 2012	2,600,000	2,535,000
		17,144,376

Semiconductor Production Equipment (0.9%)
Kulicke & Soffa Industries, Inc. cv. sub. notes 1/2s,
2008	7,300,000	6,725,125

Software (1.5%)
Borland Software Corp. 144A cv. sr. notes 2 3/4s, 2012	5,400,000	5,484,240
Cadence Design Systems, Inc. 144A cv. sr. notes
1 1/2s, 2013	5,100,000	5,814,000
		11,298,240

Technology (2.1%)
Acquicor Technology, Inc. 144A cv. notes 8s, 2011	3,422,000	2,904,423
CACI International, Inc. 144A cv. sr. sub. notes
2 1/8s, 2014	3,720,000	3,724,650
ON Semiconductor Corp. 144A cv. sr. sub. notes 2 5/8s,
2026	7,000,000	9,152,500
		15,781,573

Technology Services (2.9%)
DST Systems, Inc. 144A cv. sr. notes Ser. A, 4 1/8s,
2023	5,000,000	8,112,500
Safeguard Scientifics, Inc. 144A cv. sr. notes 2 5/8s,
2024	10,500,000	8,531,250
Trizetto Group 144A cv. sr. notes 1 1/8s, 2012	5,700,000	5,229,750
		21,873,500

Telecommunications (4.8%)
American Tower Corp. cv. sr. notes 3s, 2012	2,800,000	5,845,000
Dobson Communications Corp. 144A cv. sr. notes 1 1/2s,
2025	7,000,000	9,073,750
Level 3 Communications, Inc. cv. sr. notes 3 1/2s, 2012	4,700,000	5,440,250
NII Holdings, Inc. 144A cv. sr. unsec. notes 3 1/8s,
2012	3,500,000	3,508,750
NII Holdings, Inc. 144A cv. sr. unsec. notes 2 3/4s,
2025	3,800,000	6,778,250
SBA Communications Corp. cv. sr. notes 3/8s, 2010	5,500,000	6,050,000
		36,696,000

Waste Management (1.0%)
Waste Connections, Inc. cv. sr. notes 3 3/4s, 2026	4,900,000	5,451,250
Waste Connections, Inc. 144A cv. sr. notes 3 3/4s, 2026	2,000,000	2,225,000
		7,676,250

Total convertible bonds and notes (cost $518,717,656)		$542,094,376

CONVERTIBLE PREFERRED STOCKS (24.6%)(a)
	Shares	Value

Automotive (1.0%)
Ford Motor Co. Capital Trust II $3.25 cum. cv. pfd.	203,600	$7,635,000

Building Materials (0.8%)
Stanley Works (The) FRN 6.975% units cv. pfd.	5,531,000	5,826,909

Chemicals (0.8%)
Huntsman Corp. $2.50 cv. pfd.	120,375	5,868,281

Electric Utilities (1.4%)
Entergy Corp. $3.813 cv. pfd.	180,500	11,078,188

Food (1.1%)
Bunge, Ltd. 4.875% cv. pfd.	68,954	8,274,480

Forest Products and Packaging (0.1%)
Smurfit-Stone Container Corp. Ser. A, $1.75 cum. cv.
pfd.	25,000	562,500

Health Care Services (0.9%)
Omnicare Capital Trust II Ser. B, $2.00 cv. pfd.	140,200	6,554,350

Insurance (4.2%)
Alleghany Corp. 5.75% cv. pfd.			24,023	9,275,881
Citigroup Funding, Inc. Ser. GNW, 5.02% cv. pfd.			460,600	13,417,278
Platinum Underwriters Holdings, Ltd. Ser. A, 6.00% cv.
pfd. (Bermuda) (S)			303,900	9,458,888
				32,152,047

Investment Banking/Brokerage (2.2%)
Affiliated Managers Group, Inc. 144A $2.55 cv. pfd.			138,000	7,883,250
E*Trade Financial Corp. $1.531 cum. cv. pfd.			380,200	9,172,325
				17,055,575

Metals (3.4%)
Freeport-McMoRan Copper & Gold, Inc. $6.75 cv. pfd.			112,768	15,886,192
Vale Capital, Ltd. Ser. RIO, $2.75 cv. pfd. (Cayman
Islands)			191,460	10,051,650
				25,937,842

Natural Gas Utilities (1.6%)
El Paso Corp. 144A 4.99% cv. pfd.			5,950	8,361,238
El Paso Energy Capital Trust I $2.375 cv. pfd.			96,400	3,795,750
				12,156,988

Oil & Gas (2.2%)
Chesapeake Energy Corp. 6.25% cv. pfd.			40,215	11,209,931
Edge Petroleum Ser. A, $2.875 cum. cv. pfd			110,000	5,453,800
				16,663,731

Power Producers (0.9%)
NRG Energy, Inc. 5.75% cv. pfd.			20,300	6,973,050

Real Estate (2.2%)
Digital Realty Trust, Inc. $1.094 cv. pfd.			186,500	4,149,625
Entertainment Properties Trust Ser. C, $1.437 cum. cv.
pfd. (R)			205,900	4,143,738
Simon Property Group, LP $3.00 cv. pfd. (R)			122,200	8,569,275
				16,862,638

Retail (0.6%)
Retail Ventures, Inc. $3.312 cv. pfd.			79,940	4,786,408

Tobacco (1.2%)
Universal Corp. 6.75% cv. pfd.			6,888	9,245,418

Total convertible preferred stocks (cost $174,109,837)				$187,633,405

COMMON STOCKS (4.2%)(a)
			Shares	Value

Brazil Ethanol, Inc. 144A (Unit) (NON)			312,500	$2,593,750
CSX Corp.			158,500	7,514,485
FutureFuel Corp. (NON)			138,000	828,000
Information Services Group, Inc. (Unit) (NON)			343,750	2,884,063
Sinclair Broadcast Group, Inc. Class A			461,200	6,014,048
Tailwind Financial, Inc. (Unit) (Canada) (NON)			375,000	3,131,250
Transforma Acquisition Group, Inc. (Unit) (NON)			312,500	2,700,000
U.S. Bancorp			220,600	6,606,970

Total common stocks (cost $30,752,810)				$32,272,566

UNITS (0.9%)(a) (cost $6,491,598)
			Units	Value

Elf Special Financing, Ltd. 144A cv. units FRN Ser. B,
5.71s, 2009 (Cayman Islands)			65	$7,184,450

WARRANTS (--%)(a)(NON) (cost $32,472)
	Expiration date	Strike Price	Warrants	Value
FutureFuel Corp.	7/12/10	$6.00	98,400	$147,600

SHORT-TERM INVESTMENTS (0.7%)(a)
			Principal
			amount/shares	Value

Putnam Prime Money Market Fund (e)			5,065,017	$5,065,017
Short-term investments held as collateral for loaned
securities with yields ranging from 5.29% to 5.53% and
due dates ranging from August 1, 2007 to
September 21, 2007 (d)			$92,998	92,800

Total short-term investments (cost $5,157,817)				$5,157,817

TOTAL INVESTMENTS

Total investments (cost $735,262,190) (b)				$774,490,214

NOTES

(a) Percentages indicated are based on net assets of $762,110,679.

(b) The aggregate identified cost on a tax basis is $735,262,190, resulting in gross unrealized appreciation and depreciation of $66,975,522 and $27,747,498, respectively, or net unrealized appreciation of $39,228,024.

(NON) Non-income-producing security.

(STP) The interest rate and date shown parenthetically represent the new interest rate to be paid and the date the fund will begin accruing interest at this rate.

(d) The fund may lend securities, through its agents, to qualified borrowers in order to earn additional income. The loans are collateralized by cash and/or securities in an amount at least equal to the market value of the securities loaned. The market value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day. The risk of borrower default will be borne by the fund’s agents; the fund will bear the risk of loss with respect to the investment of the cash collateral. At July 31, 2007, the value of securities loaned amounted to $90,944. The fund received cash collateral of $92,800 which is pooled with collateral of other Putnam funds into 55 issues of short-term investments.

(e) The fund invests in Putnam Prime Money Market Fund, an open-end management investment company managed by Putnam Investment Management, LLC ("Putnam Management"), the fund's manager, an indirect wholly-owned subsidiary of Putnam, LLC. Investments in Putnam Prime Money Market Fund are valued at its closing net asset value each business day. Management fees paid by the fund are reduced by an amount equal to the management and administrative fees paid by Putnam Prime Money Market Fund with respect to assets invested by the fund in Putnam Prime Money Market Fund. Income distributions earned by the fund totaled $421,163 for the period ended July 31, 2007. During the period ended July 31, 2007, cost of purchases and proceeds of sales of investments in Putnam Prime Money Market Fund aggregated $223,911,830 and $245,710,128, respectively.

(R) Real Estate Investment Trust.

(S) Securities on loan, in part or in entirety, at July 31, 2007.

144A after the name of an issuer represents securities exempt from registration under Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

The rates shown on Floating Rate Notes (FRN) are the current interest rates at July 31, 2007.

The dates shown on debt obligations are the original maturity dates.

Security valuation Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets. If no sales are reported -- as in the case of some securities traded over-the-counter -- a security is valued at its last reported bid price. Market quotations are not considered to be readily available for certain debt obligations; such investments are valued at fair value on the basis of valuations furnished by an independent pricing service or dealers, approved by the Trustees. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities. Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value foreign equity securities taking into account multiple factors, including movements in the U.S. securities markets. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent.

Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate. Certain investments, including certain restricted securities, are also valued at fair value following procedures approved by the Trustees. Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security at a given point in time and does not reflect an actual market price, which may be different by a material amount.

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Convertible Income-Growth Trust

By (Signature and Title):

/s/ Janet C. Smith
Janet C. Smith
Principal Accounting Officer
Date: September 28, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Charles E. Porter
Charles E. Porter
Principal Executive Officer
Date: September 28, 2007

By (Signature and Title):

/s/ Steven D. Krichmar
Steven D. Krichmar
Principal Financial Officer
Date: September 28, 2007